Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Deferred tax asset		$ 0
Other Assets [Abstract]
Property and equipment, net	267,948	218,594
Other assets, noncurrent	1,196	1,495
Intangibles, net	131,947	125,544
Goodwill	68,516	53,455
Total assets	651,922	603,740
Current liabilities
Accrued expense	21,097	23,719
Deferred income taxes	(3,124)	735
Current maturities of long-term debt	7,281	1,325
Long-term debt	389,435	347,075
Liabilities held for sale (Note 3)	3,552	8,644
Deferred income taxes	5,322	2,764
Successor [Member]
Current assets
Cash and cash equivalents	126,873	45,956
Restricted cash	608	9,237
Receivable, St Jo flood	0	4,068
Accounts receivable, net of reserve of $184 and $74, respectively	5,109	3,662
Prepaid expense	8,568	7,908
Inventory	2,835	2,854
Deferred tax asset	3,124	0
Total current assets	147,117	73,685
Other Assets [Abstract]
Property and equipment, net	267,948	218,594
Other assets, noncurrent	14,951	7,597
Assets held for sale (Note 3)	21,443	130,033
Intangibles, net	131,947	125,544
Goodwill	68,516	48,287
Total assets	651,922	603,740
Current liabilities
Accounts payable	14,001	11,948
Accrued interest	2,581	97
Accrued expense	21,097	23,719
Income tax payable	516	184
Deferred income taxes	0	735
Current maturities of long-term debt	7,281	1,325
Total current liabilities	45,476	38,008
Long-term debt	389,435	347,075
Other liabilities	1,007	1,014
Liabilities held for sale (Note 3)	3,552	8,644
Deferred income taxes	5,322	2,764
Total liabilities	444,792	397,505
Commitments and contingencies (Note 15)
Owners' equity
Preferred stock, $0.001 par value, 10,000,000 shares authorized, none issued or outstanding	0	0
Common stock, $0.001 par value; 200,000,000 shares authorized; 20,257,625 shares issued and outstanding at December 31, 2012	20	0
Members’ capital, $10 par value; 20,200,001 common units authorized, issued and outstanding at December 31, 2011	0	198,033
Additional paid-in-capital	207,110	1,680
Retained earnings	0	6,522
Total owners’ equity	207,130	206,235
Total liabilities and owners’ equity	$ 651,922	$ 603,740